CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 688,079,223	$ 89,908,403
Operating costs and expenses
Cost of revenue (exclusive of depreciation shown below)	543,299,866	63,547,329
Cost of revenue (depreciation)	116,636,416	11,539,783
General and administrative		15,807,334	$ 7,023,689
Provision for credit losses	1,677,444	711,224
Impairment loss from mining machines	338,280,027
Gain from changes in fair value of crypto currencies	(115,331)
Loss from changes in fair value of receivable for Bitcoin collateral	96,498,438	3,417,442
Total operating costs and expenses	1,125,174,976	95,023,112	7,023,689
Operating loss from continuing operations	(437,095,753)	(5,114,709)	(7,023,689)
Interest income	2,017,566	9,454,145	9,271,662
Net loss on equity securities			(6,489)
Foreign exchange loss, net	(225,383)	(125)	(26,320)
Other income	4,065,198	511,292	726,930
Other expenses	(743,405)
Net income (loss) before income taxes from continuing operations	(451,947,311)	4,757,327	2,942,057
Income tax expense	(842,023)
Net income (loss) from continuing operations, net of tax	(452,789,334)	4,757,327	2,942,057
Discontinued operations:
Income (loss) from discontinued operations	(129,822,040)	37,078,635	4,907,497
Income tax expenses	(39,340,669)	(183,651)	(13,326,297)
Net (loss) income from discontinued operations	(169,162,709)	36,894,984	(8,418,800)
Net (loss) income	$ (621,952,043)	$ 41,652,311	$ (5,476,743)
Basic
Continuing operations (in dollars per share)	$ (1.6)	$ 0.02	$ 0.01
Discontinued operations (in dollars per share)	(0.6)	0.18	(0.03)
Diluted
Continuing operations (in dollars per share)	(1.6)	0.02	0.01
Discontinued operations (in dollars per share)	$ (0.6)	$ 0.16	$ (0.03)
Weighted average shares used to compute earnings (losses) per Class A and Class B share:
Basic (in shares)	283,289,035	208,197,617	243,048,785
Diluted (in shares)	283,289,035	233,032,722	253,880,488
Other comprehensive income (loss), net of tax
Release accumulated other comprehensive loss	$ 44,270,340
Foreign currency translation adjustment	5,304,633	$ (10,708,386)	$ (11,635,202)
Total comprehensive (loss) income, net of tax	(572,377,070)	30,943,925	(17,111,945)
Non-related parties
Operating costs and expenses
General and administrative	27,818,694	15,807,334	7,023,689
Interest expense	(5,910,431)	(93,276)	$ (37)
Related party
Operating costs and expenses
General and administrative	1,079,422
Interest expense	(14,055,103)
Bitcoin mining income
Revenues
Revenues	675,501,646	$ 89,908,403
International automobile trading income
Revenues
Revenues	9,831,011
Other revenues | Non-related parties
Revenues
Revenues	1,249,779
Other revenues | Related party
Revenues
Revenues	$ 1,496,787